AAM/Bahl & Gaynor Income Growth Fund
Class A (Ticker Symbol: AFNAX)
Class C (Ticker Symbol: AFYCX)
Class I (Ticker Symbol: AFNIX)

AAM Select Income Fund
Class A (Ticker Symbol: CPUAX)
Class C (Ticker Symbol: CPUCX)
Class I (Ticker Symbol: CPUIX)

Supplement dated May 9, 2016, to the Prospectus and
Statement of Additional Information dated November 1, 2015 and Summary Prospectus dated November 5, 2015

Effective immediately, the Funds’ new website is:

https://www.aamlive.com/publicsite/mutual-funds

Please file this Supplement with your records.